Borrowings (Details Narrative) - ARS ($)	Jan. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Fair values of noncurrent borrowings		$ 8,982,500,000	$ 10,228,500,000
Equivalent		18,623,000,000	9,934,000,000
Outstanding value		$ 10,262,000,000	$ 12,681,000,000	$ 20,246,000,000
Corporate note2 member | Fixed rate par note member | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Repurchased of notes	$ 224,000,000
Equivalent	23,000,000
Corporate notes member | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Outstanding value	$ 98,100,000